Overview and Summary of Significant Accounting Policies (Summary of Property, Plant, and Equipment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Overview and Summary of Significant Accounting Policies [Abstract]
Public Utilities, Allowance for Funds Used During Construction, Capitalized Interest	$ 1.2	$ 1.1	$ 2.6	$ 2.2